Shareholder Report, Average Annual Return (Details) 194538_LHA Market State Tactical Q ETF_TF_TSR Annual {TF}	12 Months Ended	46 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
LHA Market State™ Tactical Q ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Market State™ Tactical Q ETF NAV
Average Annual Return, Percent	20.20%	13.87%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	21.14%	18.43%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	21.02%	19.94%